Transactions with Related Parties, Vessel Acquisitions/Disposals (Details)			12 Months Ended
	Oct. 26, 2022 USD ($) Agreement Entity Subsidiary	Jan. 04, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 15, 2024 USD ($)	Jan. 19, 2024 USD ($)	Dec. 21, 2023 USD ($)
Transactions with Related Parties [Abstract]
Brokerage commissions			$ 1,170,615	$ 1,274,384	$ 1,944,288
$22.5 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount			22,500,000
M/V Magic Venus [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel								$ 17,500,000
M/V Magic Nova [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel							$ 16,100,000
M/V Magic Horizon [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel							15,800,000
M/V Magic Nebula [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel						$ 16,200,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member]
Transactions with Related Parties [Abstract]
Number of wholly owned subsidiaries entering into agreements with related party | Subsidiary	2
Number of agreements entered into with related party | Agreement	2
Number of entities beneficially owned by related party | Entity	2
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | Tom S [Member]
Transactions with Related Parties [Abstract]
Purchase price of vessel	$ 25,750,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | Jerry S [Member]
Transactions with Related Parties [Abstract]
Purchase price of vessel	$ 25,000,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Callisto [Member]
Transactions with Related Parties [Abstract]
Purchase price of vessel		$ 23,550,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Venus [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel								$ 17,500,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nova [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel							16,100,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Horizon [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel							$ 15,800,000
Entity Beneficially Owned by Family Member of Petros Panagiotidis [Member] | M/V Magic Nebula [Member]
Transactions with Related Parties [Abstract]
Sale price of vessel						$ 16,200,000
Brokerage commissions			$ 324,000